Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,123,775.00
Previously Paid Amount	0.00
Total Fee Amount	1,837.77
Total Offset Amount	0.00
Net Fee	$ 1,837.77
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A